Non-controlling Interest In Subsidiaries (Preferred Shares Authorized) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Number of shares issued and outstanding	29,000,000	29,000,000
Nova Scotia Power Inc. [Member]
Noncontrolling Interest [Line Items]
Preferred Stock, Shares Authorized, Unlimited	Unlimited
Number of shares issued and outstanding	0	0
Preferred Stock Value Outstanding	CAD 0.0	CAD 0.0
Grand Bahama Power Company Limited [Member] | Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Preferred Stock, Shares Authorized	35,000,000,000
Number of shares issued and outstanding	35,000,000,000	35,000,000,000
Preferred Stock Value Outstanding	CAD 34.0	CAD 34.0